Financial Instruments - Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 199,295	R$ 189,590
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	110,202	110,440
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		445
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	78,606	85,831
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	31,596	24,164
Certificate of deposit [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	70,353	332
Certificate of deposit [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	70,353	332
Public equities funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		834
Public equities funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		834
Mutual funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,253	84,665
Mutual funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8,253	84,665
Private equity funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	31,596	24,164
Private equity funds [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 31,596	24,164
Real estate listed funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		445
Real estate listed funds [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		R$ 445